Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 30,763,761	$ 35,082,818	$ 35,391,431
Turnover tax [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	15,662,817	17,813,939	18,110,558
Contributions to the Deposit Insurance Scheme [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,059,292	1,175,021	1,069,850
Charges for Other Provisions [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	2,868,794	2,314,952	2,211,921
Claims [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	375,311	457,762	650,078
Other Financial Expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	286,002	2,498,764	1,144,612
Interest on leases [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	398,850	511,138
Credit-card-relates expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	4,486,875	6,046,394	6,161,264
Other Expenses from Services [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	3,920,476	2,978,819	4,455,969
Other expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 1,705,344	$ 1,286,029	$ 1,587,179